LONG-TERM DEBT (Schedule of Maturity Capital Leases Liabilities) (Details) - Southern Florida Research Foundation Member $ in Thousands	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
2025	$ 26,503
2026	24,816
2027	7,220
2028	5,087
2029	4,118
2030 and on	9,266
Total	77,010
Less - imputed interest	(3,033)
Total	$ 73,977